Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt, net of an unamortized discount on the Term Loan Facility of $7, was comprised of the following at December 31, 2015:

December 31, 2015
Long-term debt:
Senior secured term loan, net of issue discount	$1,493
Senior unsecured notes:
6.625%, due May 2023	1,350
7.00%, due May 2025	750
6.125%, due May 2023 (€360)	395
Other	26
Total	4,014
Less: Unamortized debt issuance costs	60
Less: Short-term borrowings and current maturities	39
Total long-term debt	$3,915